Lease right-of-use assets and lease liabilities	6 Months Ended
Dec. 31, 2025
Lease Right-of-use Assets And Lease Liabilities
Lease right-of-use assets and lease liabilities

8. Lease right-of-use assets and lease liabilities

Operating leases

The Company leases office space in Taren Point, NSW, Australia. The lease commenced July 15, 2018 and ended on July 14, 2023, at which time the Company extended the lease, which commenced on July 15, 2023 and ends on July 14, 2026. The initial monthly lease payments are $25,000 AUD and the monthly payments of the lease extension are $36,667 AUD and are subject to annual escalation rate of 3%.

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is the Company’s incremental borrowing rate, estimated to be 3.70%, as the interest rate implicit in most of the Company leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term. During the six-month periods ended December 31, 2025 and 2024, the Company recorded $137,557 and $138,728, respectively, as amortization of operating right of use asset on the consolidated statements of operations and comprehensive loss.

Operating right-of- use assets are summarized below:

	December 31, 2025	June 30, 2025
Office Lease	$836,697	$836,697
Less accumulated amortization	(685,078)	(549,375)
Right-of-use, net	$151,619	$287,322

Operating lease liabilities are summarized below:

	December 31, 2025	June 30, 2025
Office Lease	$153,362	$298,560
Less: current portion	153,362	286,378
Long term portion	$-	$12,182

As of December 31, 2025
Year ending June 30, 2026	$155,605
Total future minimum lease payments	155,605
Less imputed interest	(2,243)
PV of Payments	$153,362